Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Policy Acquisition Costs Disclosures [Abstract]
Deferred Policy Acquisition Costs [Table Text Block]
The reconciliation of beginning and ending balances of deferred acquisition costs for the Company's traditional and limited payment long-duration contracts within the Life and health business for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
Long-term protection
Balance at beginning of year	$311,362	$298,783	$270,170
Capitalizations	38,056	67,432	69,548
Amortization expense	(32,012)	(31,467)	(29,696)
Foreign exchange effect	3,200	(23,386)	(11,239)
Balance at end of year	$320,606	$311,362	$298,783